Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                       Facsimile:  303-220-9902


February 13, 2006

Ronald E. Alper
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:	Cross Atlantic Commodities, Inc.
	Registration Statement on Form SB-2
	Filed September 9, 2005 File No. 333-1311294

Dear Mr. Alper:

Pursuant to your comment letter dated January 27, 2006, please note the following responses.

General

1. Please provide the Securities and Exchange Commission?s new address
as appropriate throughout the document:   100 F Street, NE, Washington,
DC 20549.

The address has been revised as requested.

2. On the prospectus cover page, you state ?[t]there is no minimum amount of common shares we must sell so no money raised from the sale of such common shares will go into escrow, trust or another similar
arrangement.?   However, earlier on the cover page and elsewhere in the
document, you state that there is a minimum of 200,000 shares.   Please
clarify.   If there is a minimum, please clarify whether funds will be refunded to investors if the minimum is not attained and describe the
escrow arrangement or similar arrangement.   See also page 26, where a
minimum is indicated.

The fact there is a minimum has been clarified and the following language has been added to the prospectus cover page.

We have not established a formal escrow account. All funds received until the minimum offering amount of $50,000 is raised shall be placed in a separate account of American Antiquities.
If the minimum offering amount is not raised prior to termination of the offering, the funds plus any accrued interest shall be promptly returned to the investors.


Front of Registration Statement
3. Please provide the exact name of the registrant that appears to be American Antiquities, Inc.

The exact name of the registrant has been provided.

Table of Contents and Outside Back Cover Pages of Prospectus
4. In light of the Rule 415 undertakings in Part II of the registration statement, please revise or remove the statement on the outside back cover page of the prospectus that ?[t]he information contained in this prospectus is accurate only as of the date of this prospectus, regardless of the time of delivery of this prospectus or of any sale of common stock.?

The statement has been removed.

Prospectus Cover Page
5. Please identify the persons selling the securities, such as officers or directors, and describe the underwriting arrangements as required by Item 501(a)(9)(i)-(iv) of Regulation S-B.

The disclosure has been revised as follows:

The common A shares are being offered by Joseph A. Merkel and Kevin T. Quinlan, officers and directors of American Antiquities.
We do not plan to use underwriters or pay any commissions.   We
will be selling our common shares using our best efforts.   No
one has agreed to buy any of our common shares.  - - -

Prospectus Summary, page 5
6.   We note that the company refers to the risk factors beginning on
page 7.   However, the risk factors do not appear to begin on page 7.

The page numbers have been revised for accuracy.

7. Under ?Operations,? please describe whether American Antiquities is a development stage company and whether it has any current
operations.   Also indicate that the company has no revenues to date as
reflected in the company?s financial statements.

The disclosure has been revised as follows:

American Antiquities is a development stage company that has not yet begun operations and has had no revenues to date.

8. Please clarify whether the company will be selling its items through the company?s website or other companies? websites.

American Antiquities intends to purchase antiques and collectible items for resale, accept items on consignment and sell items through various existing auctions and internet websites.
American Antiquities will not use its own website for conducting auctions.

9.   Please provide a summary financial information table.

A summary financial information table has not been provided.
Item 503 requires a summary of information in the prospectus where the length or complexity of the prospectus makes a summary
useful.   As American Antiquities has not yet begun operations,
has had no revenues, and has minimal assets and liabilities, management is of the opinion that the financial statements are neither lengthy or complex as to make summary financial information useful.

Risk Factors, page 6
10. In the first paragraph, please revise your disclosure to clarify that you discuss all material risks in this section.

The disclosure has been revised as follows:

As discussed below, American Antiquities' business is subject to numerous material risk factors.


11. Please reconcile the risks described in the subheadings of risk factors 4, 5, 11 and 13 with the risks discussed in the narratives.

The risk factors noted have been reconciled as follows:

Prior risk factor #4 has been deleted after consideration of comment 12.

5. Our success will depend upon our ability to develop relationships with key antiques and collectibles vendors to enable us to purchase antiques and collectibles merchandise in sufficient quantities at competitive prices.

Our performance depends, in large part, on our ability to purchase antiques and collectibles merchandise in sufficient
quantities at competitive prices.   We have no long-term purchase
contracts or other contractual assurances of supply, pricing or
access to new products.   Because customers of antiques and
collectibles merchandise often collect specific product lines, our inability to obtain collectibles merchandise from a particular vendor could have a material adverse effect on our
financial condition and results of operations.   Moreover, there
can be no assurance that vendors will continue to manufacture desirable collectibles merchandise or that vendors will not discontinue manufacturing product lines that have proved popular. There can be no assurance that we will be able to acquire desired merchandise in sufficient quantities on terms acceptable to us, or that an inability to acquire suitable merchandise, or the loss of one or more key vendors, will not have a material adverse effect on our financial condition and results of operations.

11.  We do not have any experience with conducting our planned
marketing programs.   The costs of setting up our programs may be
increased due to our inexperience.

We have not previously conducted marketing programs according to practices common to the database direct mail, telemarketing and Internet industries, including practices such as the systematic measurement of the response rates generated from its databases or the categorization of entries in the databases by past behavior. Our inexperience could increase the already substantial costs for a new information technology system to effect such integration could be substantial, as could the amount of time needed to
acquire and implement such a system.   The inability to develop
the various databases successfully, or in a timely and cost effective manner, could have a material adverse effect on our financial condition and results of operations.

13. Our management has limited experience in many areas of the antique and collectibles business.

Only Joseph A. Merkel, our president and a director has prior experience in the collectibles industry, particularly in the
auction area.   The extensive experience and expertise of Mr.
Merkel is in narrow segments of the antiques and collectibles industries and there is no guarantee that American Antiquities will be able to conduct successful operations without management that has a broader experience based relating to our business plan.
- - -

12.   You should present as risk factors only those factors that
represent a material risk to investors in this offering.   Do not
include risk factors that could apply to any issuer or to any other
offering.   Do not include risk factors that could apply to any issuer
or to any other offering.   Several of your risk factors seem to fit
into this category and you should revise to cite a particular risk, or
remove them.   For example, see risk factors six and nine.   Also each
factor must also explain how it applies to your company or your offering.

Prior risk factors 4,6 and 9 have been deleted due to immateriality or risks that could apply to any issuer or any other offering. Additional risk factors have been revised such as risk factor 1 to more clearly explain how it applies to the company.

13. Please add a risk factor that discusses the risk to the company?s plan of operation if the company fails to raise the minimum or maximum amount of proceeds.

The following risk factor has been added.

11. Our plan of operations will be adversely affected is this offering is not successful.

If we fail to raise the minimum offering amount, we will need to locate alternative funding sources before we could implement our
plan of operation.   Even if we raised more than the minimum
offering amount, the implementation of our plan of operation could be delayed until additional funding is located and
obtained.    As a result, our financial condition could be
adversely affected if we do not raise the maximum offering amount.

14. If there is no minimum for the offering, please add a risk factor that describes the risk of the funds not being held in escrow or other similar arrangement.

The following risk factor has been added.

4. We have not established a formal escrow account. No independent third party will oversee the safekeeping of funds received prior to obtaining the minimum offering amount of
$50,000.   You will have to rely on American Antiquities to
return the funds promptly if the minimum offering amount is not obtained.

All funds received until the minimum offering amount of $50,000 is raised shall be placed in a separate account of American
Antiquities.   If the minimum offering amount is not raised prior
to termination of the offering, the funds plus any accrued
interest are to be promptly returned to the investors.   However,
since no formal escrow has been established with an independent third party, you will have to rely on American Antiquities to promptly return the funds.

15.   In risk factors 5 and 13, it appears that several risk factors
are discussed under one subheading.   For example, the risk that the
company may not develop relationships with key antiques and collectibles vendors is different than the risk that vendors will continue to manufacture desirable or popular collectibles merchandise
or product lines.   Also, the risk that management is involved in other
matters and will only devote a portion of their time to the company is different than the risk of management having limited experience.
Please separate each risk factor and revise accordingly.

Prior Risk factor 5 has been broken into two separate risk factors as follows:

5. Our success will depend upon our ability to develop relationships with key antiques and collectibles vendors to enable us to purchase antiques and collectibles merchandise in sufficient quantities at competitive prices.

Our performance depends, in large part, on our ability to purchase antiques and collectibles merchandise in sufficient
quantities at competitive prices.   We will have to develop
strategic relationships with key antiques and collectibles vendors to obtain long-term purchase contracts or other contractual assurances of supply, pricing or access to new
products.   We have no long-term purchase contracts or other
contractual assurances of supply, pricing or access to new
products.   Because customers of antiques and collectibles
merchandise often collect specific product lines, our inability to obtain collectibles merchandise from a particular vendor could have a material adverse effect on our financial condition and results of operations.

Without these strategic relationships, there can be no assurance that we will be able to acquire desired merchandise in sufficient
quantities on terms acceptable to us.    Additionally, there can
be no assurance that an inability to acquire suitable merchandise, or the loss of one or more key vendors, will not have a material adverse effect on our financial condition and results of operations.

6. Even if we develop strategic alliances with key vendors, these vendors may discontinue the manufacture of desirable collectibles merchandise or may discontinue manufacturing product lines that have proved popular.

Our revenues may be adversely affected if key vendors stop manufacturing desirable collectibles merchandise or discontinue manufacturing product lines that have provided sales in the past. If either of these situations occured, we will have to try to create additional strategic alliances to obtain similar product lines from other vendors or find alternative product lines.
This could result in additional costs and time delays that would have an adverse affect on our financial condition.

Prior risk factor 13 has been revised to eliminate the immaterial factors previously discussed in this risk factor.

10. Our management has limited experience in many areas of the antique and collectibles business.

Only Joseph A. Merkel, our president and a director has prior experience in the collectibles industry, particularly in the
auction area.   The extensive experience and expertise of Mr.
Merkel is in narrow segments of the antiques and collectibles industries and there is no guarantee that American Antiquities will be able to conduct successful operations without management that has a broader experience based relating to our business plan.
- - -

Risk Factors Relating to this Offering, page 10

16. In the narrative of risk factor seven, please correct the reference to the Securities and Exchange Commission.

The narrative has been revised for accuracy.

Business, page 12

General, page 12
17.   Please discuss the company?s operations to date.   See Item
101(a) of Regulation S-B.

It has been disclosed that American Antiquities has not yet begun operations.

18.   Please discuss the company?s use of two offices.   Also disclose
the principal terms of the lease agreements and file any agreements as an exhibit.

The use of one office for primarily day to day operations and one for administrative activities has been clarified as follows. The offices are leased under a verbal agreements and as such, no agreements have been filed as exhibits to this registration statement.

We were organized under the laws of the State of Illinois on June
6, 2005.   Our principal office is located at 2531 Jackson Road,
Suite #177, Ann Arbor, Michigan 48103, with a rental rate of $50 per month on a month to month basis under an oral lease
commencing June 1, 2005.   This office space consists of
approximately 300 square feet in a room in the home of Joseph A. Merkel, an officer and director and will be used exclusively for
our operations.   Additionally, an auxiliary company office
utilized primarily for administrative activities is located at 1085 Cambridge Drive, Buffalo Grove, Illinois 60089 consisting of 300 square feet. This space is owned by a relative of Kevin T. Quinlan, an officer and director and is leased on a month-to-month basis under an oral lease for $50 per month commencing June
1, 2005.   We believe that these offices will be sufficient for
us during at least the next twelve months.

Operations, page 12
19. On page 13, you state ?[w]e do not plan to have any physical retail stores but may use them for placement of various purchases and
consignments.?   Please clarify whether you are referring to stores
owned or operated by you or others.

The disclosure was revised as follows:

We plan to purchase antiques and collectible items for resale, accept items on consignment, and to sell items through various auctions and internet websites. We do not plan to have any physical retail stores but may use stores owned or operated by others for placement of various purchases and consignments. Although our management team has had extensive experience in holding estate sales and auctions, we will not begin operating until this offering is cleared and effective.

20. Please explain the statement ?[a]lthough our management team has extensive experience in holding estate sales and auctions, we will not begin operating until this offering is cleared and effective.?

The statement has been deleted for clarity.

21. Please discuss whether the company will purchase items from, or sell items to, officers or companies in which the officers are affiliated.

The following disclosure has been added.

We will not purchase items from, or sell items to, officers or companies in which the officers are affiliated.

22.   We note the reference to your mailing list.   Please clarify
whether this is an existing mailing list or one that you intend to produce after the business is operations.

It has been clarified that American Antiquities intends to produce the mailing list after the business is operational.

23.   Please define the terms TIAS and NAA Live that appear on page 13.

The terms have been defined as follows:

     4. accept consignments for auction:
Consignments may be sold using various auction formats. Live auctions and online auctions using Ebay, Yahoo, TIAS (an antiques and collectibles website) NAA Live (the National Auctioneers
Association website) or other applicable web applications catering to the auction industry will be utilized.

24. Please describe whether the company will have its own website to conduct auctions.

The disclosure has been revised as follows:

We plan to purchase antiques and collectible items for resale, accept items on consignment, and to sell items through various
auctions and internet websites.    We intend to use already
existing websites to post auctions.   We do not plan to have any
physical retail stores but may use stores owned or operated by others for placement of various purchases and consignments. Although our management team has had extensive experience in holding estate sales and auctions, we will not begin operating until this offering is cleared and effective.

Revenues, page 13
25.   Please describe how the company will determine the percentage it
receives from any consignment sales.   If determinable, please include
the range of the percentage that the company could receive.

The disclosure has been revised as follows:

Our revenues will be derived from identifying undervalued items that can be purchased at below retail prices and resold for a profit and from receipt of a percentage, yet to be determined, of
any consignment sales.   We shall receive revenues from 10%-30%
of the sales price of the item consigned.   The percentage is
dependent on the value of the item consigned.

Marketing Strategy, page 13

Sales Strategy, page 13
26.   Please further explain what ?customary auction consignment fees?
are.   Clarify that the 8% to 25% fees are what you plan to charge.
Please also describe what ?all other normal marketing charges? are.

The disclosure has been revised for accuracy and clarity as follows:

     Sales Strategy: We estimate the annual costs of these activities will be approximately $4,000. These funds will be used for fees directly associated with the marketing and sale of consigned items. The various items owned by American Antiquities, Inc., will not be surcharged the customary auction consignment fees, but all other normal marketing charges such as design, set up, advertising and printing related fees will apply to any items sold by us. The auction consignment fees we will receive will be directly proportional to the value of the assigned items and will range from as low as 10% to as high as 30% of the price realized for the items auction.

Internet, page 14
27.   Please describe the costs if the company only resells items.

     Internet: We estimate the monthly costs of these activities to be approximately $300. The costs will vary with volume.
These costs will be passed to the consignor(s) of the items we offer on the various auction sites. These costs will be the same whether an item is consigned or we own the items.

28. Please clarify and explain the statement ?[b]ased on current technological trends, we may seek to try additional internet based marketing, not currently known to the market.?

The statement has been deleted for clarity.

Competition, page 15
29.   In the second paragraph, there appear to be some statements
missing.   For example, see the first sentence.   Please revise.

The incomplete sentence has been deleted for clarity.

Employees, page 15
30. We note that there are ?oral employment agreement with [your] officers [that will] commence after successful completion of this
offering.?   Please clarify what is meant by ?successful.?

      The term ?successful? has been deleted for clarity.

Other
31.   Please describe the distribution of the products.   See Item
101(b)(2) of Regulation S-B.

A discussion of the distribution of products has been added.

Distribution

If the items are sold through a live auction, the items will be distributed at the auction site after the purchasers make
payment.   If the items are sold through an online auction,
distribution will be made via US mail, Federal Express, UPS or other carrier after payment for the item is received from the winning bidder.

32.   Please describe how the company will compete.   See Item
101(b)(4) of Regulation S-B.

A statement that American Antiquities will compete on the basis of customer preference and availability of desired products has been added.

33.   Please disclose the names of current or expected principal
suppliers.   See Item 101(b)(5) of Regulation S-B.

      The following disclosure has been added.

Suppliers.     American Antiquities does not yet have any current
or expected principal suppliers.

34.   Please disclose whether the company is or will be dependent on a
few major customers.   See Item 101(b)(6) of Regulation S-B.

The following disclosure has been added.

Customers.   American Antiquities does not expect to be dependent
on a few major customers.

35.   Please disclose any patents, trademarks or licenses.   See Item
101(b)(7) of Regulation  S-B.

American Antiquities does not have any patents, trademarks or licenses. No additional disclosure has been added.

36.   Please discuss the need for any governmental approval of
principal products or services and the effect of governmental
regulation.   Please include a discussion of whether the company needs
a license to conduct auctions.   See Item 101(b)(8) and (9) of
Regulation S-B.

Governmental Regulation

There are no governmental regulations regarding aucitions or licenses that are required to conduct auctions in the state of Michigan, where all day to day operations will take place.

Use of Proceeds, page 16
37. We note the statement that ?[a]ny proceeds received from the sale of our common shares will be deposited directly into the operating
account. . . to fund our operations.?   Please reconcile this statement
with the disclosure that the company will have a minimum.

The statement has been reconciled as follows:

Any proceeds received from the sale of our common shares after receipt of the minimum offering amount will be deposited directly into the operating account of American Antiquities to fund our operations. We will be attempting to raise up to $500,000 from the sale of our common shares. These proceeds will be used as follows:

38.   We note that the company has allocated a substantial amount of
the proceeds towards ?Working Capital.?   Please describe the specific
use of the proceeds.   See Item 504 of Regulation S-B.

The amounts under working capital will be used to purchase sale
or auction items.   The disclosure has been revised for accuracy.

39. Please include a footnote that describes the offering expenses. In addition, please reconcile the amount of the offering expenses in this section with the amount described in Part II, Item 25.

The following disclosure has been added.

(1)   Offering expenses consist of the following:

SEC Registration Fee. . . . . .    $   58.85
Other fees. . . . . . . . . . .     3,941.15
Printing and Engraving Expenses     8,000.00
Legal Fees and Expenses . . . .    32,000.00
Accounting Fees and Expenses. .     6,200.00
Stock Transfer Agency Fees . .      2,000.00
Miscellaneous . . . . . . . . .       500.00
                                  ----------
TOTAL . . . . . . . . . . . . .   $52,700.00
                                  ==========

If less than the maximum offering amount is obtained, officers and directors have verbally agreed to advance the funds to pay for the remainder of the offering expenses at each level of
funding.   The advances are to be repaid when sufficient revenues
are obtained.

Dilution, pages 16
40.   Please compare the offering price per share to the price paid by
officers, directors, promoters and affiliated persons.   See Item
506(a) of Regulation S-B.

The comparison has been added.

Management?s Discussion and Analysis of Financial Condition and Results of Operations, page 18

Trends and Uncertainties, page 18
41. You state that you ?are pursuing financing for [your] operations and seeking additional investments and [you] will need a minimum of $50,000 over the next twelve months to commence and continue
operations.?   Please further describe the type of financing you are
pursuing.

The disclosure has been revised for clarity.

Through this offering, we are pursuing financing for our
operations.   We will need a minimum of $50,000 over the next
twelve months to commence and continue operations.   Failure to
secure such financing or to raise additional equity capital and to expand its revenue base may result in American Antiquities depleting our available funds and not being able pay our obligations.

42.   Please describe what will happen to you if you fail to raise at
least $50,000.   Will the company be able to continue with its business
plan?   Please explain.

The disclosure has been revised as follows:

Through this offering, we are pursuing financing for our
operations.   We will need a minimum of $50,000 over the next
twelve months to commence and continue operations.   Failure to
secure such financing or alternatively, to raise additional debt or equity capital in the next twelve months and to develop our revenue base may result in American Antiquities depleting our
available funds and not being able pay our obligations.    There
can be no assurance that we could be able to continue our business plan.

Results of Operations, page 19
43. We note the statement ?[i]n addition, American Antiquities has no significant assets or revenue generating operations.? It appears that
the company has generated no revenues.   Please revise.

The disclosure has been revised to state that the company has no revenue generating operations.

44. We note that the company states that ?[i]f the offering is not successful, we will have to seek alternative funding through additional
advances. . . ?   Please disclose the persons from whom the company
would seek advances.   Please describe any agreements.

The disclosure has been revised as follows:

We only have sufficient cash on hand to meet funding requirements
for the next three to six months.   We do not have sufficient
cash on hand to meet funding requirements for the next twelve
months.   Although we eventually intend to primarily fund general
operations with revenues received from the sale of antiques and
collectibles, we have not yet begun operations.   If the offering
is not successful, we will have to seek alternative funding through advances from our officers and directors, or debt or equity financing in the next twelve months that could result in
increased dilution to the shareholders.   No specific terms of
possible equity or debt financing have been determined or
pursued.   If less than the maximum offering amount is obtained,
officers and directors have verbally agreed to advance the funds to pay for the remainder of the offering expenses at each level
of funding.   The advances are to be repaid when sufficient
revenues are obtained.

45.   You state that ?[m]o specific terms of possible equity or debt
financing have been determined or pursued.?   As noted above, however,
you state on page 19 that you are pursuing financing and seeking
additional investments.   Please clarify.

It has been clarified that the language referred to this offering, not additional offerings or investments.

46. Please revise the first sentence on page 20 to disclose whether management will pursue the following milestones.

The disclosure has been revised as follows:

Management will pursue the following milestones will need to be met in order to successfully complete our business plan.

47.   Please reconcile the milestones with the use of proceeds.   For
example, the $10,000 for the marketing costs of the database does not
appear in the use of proceeds.   Also note the statement that ?[a}
additional funds raised beyond the minimum proceeds will be for the acquisition of selected inventory.?

A separate line item for marketing costs has been added to the use of proceeds.

The statement that ?[a) additional funds raised beyond the minimum proceeds will be for the acquisition of selected inventory? has been deleted for clarity.

48. Please explain whether the company will be able to proceed with its plan of operation if it does not have funding to create the database.

The following disclosure has been added.

We anticipate developing our plan for the next twelve months using a combination of minimum proceeds of the offering and the cash flow generated from future sales and commissions. - - - If we do not raise sufficient funds in this offering, we will still proceed with our plan of operation on a delayed basis until alternative funding, either through officer and director advances, debt or equity funding, yet to be determined.

49.   Please describe the company?s plan of operations for the next
twelve months as required by Item 303(a) of Regulation S-B.   Provide
details of your specific plan of operations, including detailed milestones, the anticipated time frame for beginning and completing each milestone, the estimated expenses associated with each milestone
and the expected sources of such funding.   Please explain how the
company intends to meet each of the milestones if it cannot receive
funding.   See Item 303(a)(1) of Regulation S-B.

Although most of the requested information had already been provided, the disclosure has been revised to more clearly disclose the plan of operations for the next twelve months.

50. Please clarify whether the database of collectors, dealers and museums is the same as the mailing list identified on page 12. The company may need to revise the related parts of the business section accordingly.

The disclosure has been reconciled for clarity.

Business Experience of Officers and Directors, page 22
51. Please clearly state whether each officer is currently employed with other companies and, if yes, please state whether the person is
full-time or part-time with such company.   If an officer is not
working full-time for you, please provide the amount of time that officer will spend per week working for you.

The following disclosure has been added:

Our officers are currently contributing their time on an ?as
needed? basis.   After the completion of the offering, the
officers will devote approximately 15-20 hours per week until operations increase.

52. Please disclose whether any of the officers or directors have involvement or duties with other companies which will present any
conflicts of interest with his position or duties with you.   The
company should also add a risk factor to the risk factors section addressing the conflicts of interest.

Management is of the opinion that their current positions do not and will not materially conflict with the interest of Advanced
Mineral Technologies. As a result, a risk factor has not been added to the disclosure.

53.   Under the description of the business experience for Joseph
Merkel, please define the term ?head grader.?

The disclosure has been revised as follows:

Joseph A. Merkel.   Mr. Merkel has been an officer and director
since June 6, 2005.   From 1999 to the present, he has been
President of Merkel?s Auctioneers and Appraisers in Michigan. From 1997 to 1999, he was president and head grader of Sports
Guaranty Corporation in New Jersey.   As head grader, he was the
primary person responsible for the grading of items. He set the standards for defining the condition of the time(s) being graded
and reviewed the grading done by others who work for him.   In
2000, he developed and trained the staff of SCD Authentics, a
sports collectible company in Wisconsin.    Since 2001, Mr.
Merkel has been a real estate agent for Gary Lillie & Associates, Inc., a company engaged in the sales and auctioneering of real
estate.   Since October 2003, Mr. Merkel has been an officer of
Midwest Sports Collectibles, Inc., a company in the business of
buying and selling sports and non-sports collectibles.   Mr.
Merkel attended Michigan State University from 1985 through 1988.

Security Ownership of Certain Beneficial Owners and Management, page 23
54. We note the entry on page 24 that Joseph Merkel owns 2.5 million shares and the reference on page 25 that you sold Merkel?s Auction Specialists, Inc. 2.5 million shares. Please clarify whether Merkel?s
shares are owned individually or through the corporation.   Please
clarify the relationship between Merkel?s Auction Specialists, Inc. and Merkel?s Auctioneers and Appraisers. See also Item 26-Recent Sales of Unregistered Securities.

The disclosure has been clarified as follows:

(2) The 2,500,000 common shares are owned by Merkel?s Auction
Specialists, Inc. dba Merkel?s Auctioneers and Appraisers, an entity 100% controlled by Joseph A. Merkel, an officer and director.

55. Please describe whether Messrs. Merkel and Quinlan are promoters as required by Item 404(d) of Regulation S-B.

The fact that Messrs. Merkel and Quinlan would be deemed to be promoters has been added.

Certain Relationships and Related Transaction, page 24
56. Please describe in the use of proceeds section whether the company will use any of the proceeds to pay officers for the amounts owed to them as described in this section.

The following disclosure has been added.

None of the offering proceeds will be used to repay any amounts owing officers and directors.

Shares Eligible for Future Sale, page 25
57. Please indicate the amount of common stock that could be sold pursuant to Rule 144 under the Securities Act as required by Item
201(a)(2)(ii) of Regulation S-B.

The fact that all of the currently outstanding common shares could be sold pursuant to Rule 144 had already been disclosed.
No revisions or additions have been made.

Plan of Distribution, page 26.

58.   Please outline briefly the plan of distribution by including how
the company will solicit the securities.   Also include the names of
the states in which the securities will be offered and whether the
securities will be registered in such states.   See Item 508(c) of
Regulation S-B.

The disclosure has been revised as follows:

We will sell the common A shares ourselves and do not plan to use
underwriters.   Messrs. Merkel and Quinlan, officers and
directors, will be selling our common A shares using their best efforts and no one has agreed to buy any of our common A shares. Messrs. Merkel and Quinlan, using their personal and professional contacts, shall solicit sales of the common A shares in the states of Michigan, Illinois, New Jersey, Nevada, Colorado,
Arizona and Missouri.   Advanced Mineral Technologies intends to
register the securities in these states.

59. We note the statement that ?[s]elected broker-dealers may sell our common A shares and will receive standard industry commissions.?
If broker-dealers assist the company in selling the company?s securities, the company should disclose that the company must file an amendment to the registration statement which provides the company must file an amendment to the registration statement which provides the name(s) of the broker-dealer(s), describes the relationship between the company and such broker-dealer and identifies the broker-dealer(s) as
underwriter(s).   See Item 508 of Regulation S-B.

The following disclosure has been added:

We will sell the common A shares ourselves and do not plan to use
underwriters.   We will be selling our common A shares using our
best efforts and no one has agreed to buy any of our common A
shares.    Selected broker-dealers may sell our common A shares
and will receive standard industry commissions.   If broker-
dealers assist us in selling our securities, we must file an amendment to the registration statement which provides the name(s) of the broker-dealer(s), describes the relationship between the company and such broker-dealer and identifies the broker-dealer(s) as underwriter(s).

60.   Please identify any finders.   See Item 508(g) of Regulation S-B.

There are no finders.   No revisions have been made to the
disclosure.

61.   These securities appear to be penny stocks.   Please provide the
disclosure obligations required by Rules 15g-2 through 15g-6 of the Exchange Act.

The following disclosure has been added:

Under the rules of the Securities and Exchange Commission, our common stock will come within the definition of a ?penny stock? because the price of our common stock on the OTC Bulletin Board is below $5.00 per
share.   As a result, our common stock will be subject to the "penny stock" rules and regulations. Broker-dealers who sell penny stocks to certain types of investors are required to comply with the Commission's regulations concerning the transfer of penny stock. These regulations require broker-dealers to:
   - Make a suitability determination prior to selling penny stock to the purchaser;
   - Receive the purchaser's written consent to the transaction; and
   -   Provide certain written disclosures to the purchaser.

These requirements may restrict the ability of broker/dealers to sell our common stock, and may affect the ability to resell our common stock.

Market for Common Equity and Related Stockholder Matters, page 27
62.   Please clearly disclose that there is no public trading market
for the common stock.   Item 201(a)(1) of Regulation S-B.

The disclosure has been revised to clear disclose that there is no public trading market for the common shares.

Financial Statements

Other
63. Please provide a currently dated consent with any amendments to the registration statement.

A currently dated consent has been provided.

Part II

Item 26.  Recent Sales of Unregistered Securities

64.   For each transaction, please include the total offering price.
Item 701(c) of Regulation S-B.

The disclosure has been revised as follows:

Name                                           Common Shares   Amount

Merkel?s Auction Specialists, Inc.(1)             2,500,000   $15,000
Kevin T. Quinlan(2)                               2,500,000   $15,000
Bellevue Holdings, Inc.(3)                        1,500,000   $ 9,000

Item 28.   Undertakings
65.   Please include the disclosure required by Item 512 of Regulation
S-B.   For example, see Item 512(a)(4).

The disclosure has been revised.

Exhibits ? Legality Opinion
66. Revise your legality opinion to indicate that opinion opines upon Illinois Law including the Illinois Constitution, all applicable provisions of the statutory provisions, and reported judicial decisions interpreting those laws.

The opinion has been revised as requested.

Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker